Income Taxes (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Tax expense reported in shareholders' equity related to equity awards	$ 0	$ 0	$ 2.4
Deferred tax benefit	(300.4)	51.0	0.1
Deferred tax expense, arose due to the application of new state tax income attribution rules		40.0
Irish income rate differential reconciling item	0.1	0.6	(0.6)
Income tax rate	25.00%
Foreign rate differential reconciling item	(50.5)	(44.8)	(85.9)
Settlement reserve charge			206.3
Valuation allowance differential reconciling item	240.8	(41.9)	(47.7)
Valuation allowance	359.5	606.6
Change in valuation allowance	247.1	26.4	46.7
Net operating loss carryovers	2,615.5
Federal income tax	523.4
State income tax	222.6
Remaining loss carryovers	7.0
Net operating losses derived from stock option exercises	559.0
Credit to shareholder's equity	171.7
Unremitted foreign earnings	3,235.9	2,973.9
Gross unrecognized tax benefits	61.7	61.5	73.4	71.3
Unrecognized tax benefits if recognized, would affect the tax charge and as such would impact the effective tax rate	52.8	48.4	72.2
Liability for potential penalties	0.5
Liability for potential interest	1.8
Unrecognized tax benefits expected to increase in 2013	25
Research Tax Credit Carryforward [Member]
Tax credit carryovers	40.0
Tax credit carryovers expires	2018 through 2031
Orphan Drug [Member]
Tax credit carryovers	9.7
Tax credit carryovers expires	2018 through 2020
Alternative Minimum Tax [Member]
Tax credit carryovers	6.0
Continuing Operations [Member]
Net tax benefit from continuing operations	(360.5)	(12.0)	(52.2)
Deferred tax benefit	361.1	8.6	54.2
Federal [Member]
Net operating loss expires	2018 to 2032
State And Local Jurisdiction [Member]
Net operating loss expires	2015 to 2032
Irish Corporation Tax [Member]
Irish tax rate	12.50%	12.50%	12.50%
Change in valuation allowance	279.8
Irish Corporation Tax [Member] | Continuing Operations [Member]
Deferred tax benefit	(369.0)	(37.0)	(29.8)
Foreign Taxes [Member]
Change in valuation allowance	32.7
Foreign Taxes [Member] | Continuing Operations [Member]
U.S. deferred tax expense	7.9	28.4	(24.4)
Bermudian Income [Member]
Tax reduction	32.3	33.2	33.5
Rest Of World Income [Member]
Tax reduction	1.1
Increase in tax		1.4
U.S. Losses [Member]
Tax reduction	17.1	13.0	6.0
Zonegran Tax Settlement [Member]
Tax reduction			46.4
U.S. Subsidiaries [Member] | State And Local Jurisdiction [Member]
Tax credit carryovers	50.3
EDT [Member]
Change in valuation allowance	$ 60.0